Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
7. Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	December 31, 2017 $	December 31, 2016 (1) $
Voyage and vessel expenses	69,544	177,868
Interest	42,028	64,362
Payroll and benefits and other	137,659	70,904
Deferred revenues and gains - current	33,121	78,766
	282,352	391,900

(1)
Accrued liabilities related to Teekay Offshore as of December 31, 2016 totaled $207.7 million. Teekay Offshore was deconsolidated on September 25, 2017. This balance was comprised of $118.6 million of voyage and vessel expenses, $22.4 million of interest, $9.3 million of payroll and benefits and other, and $57.4 million of deferred revenues and gains - current.

Other Long-Term Liabilities

	December 31, 2017 $	December 31, 2016 (2) $
Deferred revenues and gains	33,363	210,434
Guarantee liability	10,633	24,373
Asset retirement obligation	27,302	44,675
Pension liabilities	6,529	8,599
Unrecognized tax benefits and deferred income tax	31,061	24,340
Other	3,168	20,815
	112,056	333,236

(2)
Other long-term liabilities related to Teekay Offshore as of December 31, 2016 totaled $211.6 million. Teekay Offshore was deconsolidated on September 25, 2017. This balance was comprised of $162.7 million of deferred revenues and gains, $21.7 million of asset retirement obligation, $7.0 million of unrecognized tax benefits and deferred income tax and $20.2 million of other.